Related Party Balances and Transactions - Purchase of raw material or property, plant and equipment (Details) - Related party - Purchase of raw material or property, plant and equipment - CNY (¥)
¥ in Thousands
	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	¥ 20,501	¥ 151,059
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	6,829
Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	5,530	15,521
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	4,363	55,305
VTA Technology Inc. and its subsidiaries
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment	¥ 3,779
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment		54,819
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.
Related Party Balances and Transactions
Purchase of raw material or property, plant and equipment		¥ 25,414